SEGMENTS (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	$ 378,000,000	$ 765,000,000	$ (4,467,000,000)	$ 2,291,000,000
Amounts not allocated to segments [Abstract]
Depreciation and amortization			1,584,000,000	1,192,000,000
General and administrative expenses	330,000,000	310,000,000	838,000,000	925,000,000
Impairments Restructuring And Others	550,000,000	(410,000,000)	1,209,000,000	421,000,000
Legal Settlements And Loss Contingencies	(20,000,000)	533,000,000	324,000,000	674,000,000
Financial expenses - net	(259,000,000)	(150,000,000)	(704,000,000)	(553,000,000)
Income before income taxes	119,000,000	615,000,000	(5,171,000,000)	1,738,000,000
Segments and Other activities [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,788,000,000	2,098,000,000	5,502,000,000	5,800,000,000
Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,771,000,000	2,079,000,000	5,441,000,000	5,772,000,000
Generics [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	619,000,000	982,000,000	2,089,000,000	2,235,000,000
Specialty [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,152,000,000	1,097,000,000	3,352,000,000	3,537,000,000
All Other Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	17,000,000	19,000,000	61,000,000	28,000,000
Segment Reconciling Items [Member]
Amounts not allocated to segments [Abstract]
Depreciation and amortization	357,000,000	429,000,000	1,088,000,000	811,000,000
General and administrative expenses	330,000,000	310,000,000	838,000,000	925,000,000
Impairments Restructuring And Others	550,000,000	(410,000,000)	1,209,000,000	421,000,000
Goodwil Impairments	0	0	6,100,000,000	0
Inventory Step Up	0	152,000,000	67,000,000	243,000,000
Purchase Of Research And Development In Process	150,000,000	252,000,000	176,000,000	262,000,000
Costs Related To Regulatory Actions Taken In Facilities	(1,000,000)	46,000,000	48,000,000	123,000,000
Legal Settlements And Loss Contingencies	(20,000,000)	533,000,000	324,000,000	674,000,000
Otehr Unallocated Amounts	$ 44,000,000	$ 21,000,000	$ 119,000,000	$ 50,000,000